Fair Value (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount [Member] | Level 2 [Member]
Financial instruments recorded as assets:
Assets on deposit	$ 3,322,962	$ 2,613,918
Financial instruments recorded as liabilities:
Investment-type contracts	3,322,962	2,613,918
Separate account liabilities	169,654	103,205
Carrying Amount [Member] | Level 1 [Member]
Financial instruments recorded as assets:
Cash	915	3,282
Estimate Fair Value [Member] | Level 2 [Member]
Financial instruments recorded as assets:
Assets on deposit	3,251,078	2,303,358
Financial instruments recorded as liabilities:
Investment-type contracts	3,251,078	2,303,358
Separate account liabilities	169,654	103,205
Estimate Fair Value [Member] | Level 1 [Member]
Financial instruments recorded as assets:
Cash	$ 915	$ 3,282